employee benefits expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Employee benefits expense - gross
Wages and salaries	$ 694	$ 645	$ 1,377	$ 1,279
Share-based compensation	41	36	68	61
Pensions - defined benefit	24	20	49	41
Pensions - defined contribution	20	21	44	44
Restructuring costs	23	11	51	11
Other	39	37	79	77
Total	841	770	1,668	1,513
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(9)	(10)	(23)	(21)
Amortized contract acquisition costs	11	13	23	25
Capitalized contract fulfilment costs	(1)	(1)	(2)	(2)
Amortized contract fulfilment costs	1	1	2	1
Property, plant and equipment	(87)	(84)	(171)	(164)
Intangible assets subject to amortization	(45)	(40)	(86)	(79)
Total	(130)	(121)	(257)	(240)
Net	$ 711	$ 649	$ 1,411	$ 1,273